INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes attributable to continuing operations
The provision for income taxes attributable to continuing operations for the years ended December 31, 2015 and 2014 are presented below:

	Year Ended December 31,
(Amounts in 000's)	2015	2014
Current Tax Expense:
Federal	$8	$33
State	—	—
	$8	$33
Deferred Tax Expense:
Federal	$102	$98
State	—	—
	$102	$98
Total income tax expense	$110	$131

Schedule of income tax expense applicable to continuing and discontinued operations
The income tax expense applicable to continuing and discontinued operations is presented below:

	Year Ended December 31,
(Amounts in 000's)	2015	2014
Income tax expense on continuing operations	$110	$131
Income tax (benefit) expense on discontinued operations	251	(253)
Total income tax (benefit) expense	$361	$(122)

Schedule of tax effect of significant temporary differences representing deferred tax assets and liabilities
At December 31, 2015 and 2014, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2015	2014
Net deferred tax asset (liability):
Allowance for doubtful accounts	$5,839	$2,513
Accrued expenses	1,047	807
Net operating loss carry forwards	21,521	14,172
Property, equipment & intangibles	(4,526)	(2,363)
Stock based compensation	125	725
Convertible debt adjustments	206	785
Total deferred tax assets	24,212	16,639
Valuation allowance	(24,601)	(16,675)
Net deferred tax liability	$(389)	$(36)

Schedule of differences between income taxes computed at the federal statutory rate and the provision for income taxes
The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2015	2014
Federal income tax at statutory rate	34.0%	34.0%
State and local taxes	2.4%	6.9%
Consolidated VIE LLC	1.0%	(1.5)%
Nondeductible expenses	(7.3)%	(9.7)%
Other	(2.6)%	(0.2)%
Change in valuation allowance	(28.8)%	(28.8)%
Effective tax rate	(1.3)%	0.7%